UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mason Capital Partners
Address:       50 Congress St. Suite 843
          Boston, MA 02109

13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregg Picillo
Title:    Chief Compliance Officer
Phone:    617-228-5190

Signature, Place, and Date of Signing:

/s/ Gregg Picillo   Boston, MA     July 20, 2009

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.


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FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	INVSTMT
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	DSCRETN
Air Products & Chemicals Inc.	COM	009158106	50	770	SH	Sole
Amerigas Partners, L.P.	PFD	030975106	40	1190	SH	Sole
Anadarko Petroleum Corp.	COM	032511107	42	925	SH	Sole
Aptargroup, Inc	COM	038336103	30	900	SH	Sole
Automatic Data Processing Inc.	COM	053015103	41	1165	SH	Sole
B & G Foods Inc.	COM	05508R205	37	2545	SH	Sole
Bemis Co. Inc.	COM	081437105	44	1750	SH	Sole
Brady Corp.	PFD	104674106	43	1730	SH	Sole
Buckeye Partners LP	UNIT LTD PARTN	118230101	40	940	SH	Sole
C.R. Bard Inc.	COM	067383109	45	605	SH	Sole
Colgate-Palmolive Co.	COM	194162103	52	730	SH	Sole
Corn Products International Inc.	PFD	219023108	21	780	SH	Sole
DPL, Inc.	PFD	233293109	39	1700	SH	Sole
Ecolab, Inc.	COM	278865100	38	985	SH	Sole
Emerson Electric Co.	COM	291011104	27	845	SH	Sole
Enterprise Products Partners LP	UNIT LTD PARTN	293792107	38	1520	SH	Sole
Exxon Mobil Corp.	COM	30231G102	50	710	SH	Sole
Ferrellgas Partners LP	UNIT LTD PARTN	315293100	30	1870	SH	Sole
Fiserv Inc.	COM	337738108	45	990	SH	Sole
General Mills Inc.	COM	370334104	54	960	SH	Sole
Getty Realty Corp.	COM	374297109	27	1410	SH	Sole
Graco, Inc.	COM	384109104	31	1425	SH	Sole
Grainger, WW Inc.	COM	384802104	50	610	SH	Sole
Hormel Foods Corp.	COM	440452100	37	1060	SH	Sole
Infosys Technologies Ltd. ADR	ADR	456788108	51	1400	SH	Sole
Jacob Engineering Group	COM	469814107	23	555	SH	Sole
Johnson & Johnson	COM	478160104	45	795	SH	Sole
Kinder Morgan Energy Partners	UNIT LTD PARTN	494550106	41	800	SH	Sole
Liberty Property Trust	COM	531172104	26	1110	SH	Sole
Logitech International SA	COM	H50430232	29	2050	SH	Sole
Mack-Cali Realty Corp.	COM	554489104	26	1150	SH	Sole
Marathon Oil Corp.	COM	565849106	41	1370	SH	Sole
McCormick & Co. Inc.	COM	579780206	47	1430	SH	Sole
McDonald's Corp.	COM	580135101	43	755	SH	Sole
Mettler-Toledo International, Inc.	COM	592688105	52	680	SH	Sole
National Grid PLC ADR	PFD	636274300	40	880	SH	Sole
Norfolk & Southern Corp.	COM	655844108	41	1085	SH	Sole
Novartis AG ADR	ADR	66987V109	53	1300	SH	Sole
Omnicom Group	COM	681919106	29	920	SH	Sole
Oneok Partners LP	UNIT LTD PARTN	68268N103	37	805	SH	Sole
Patriot Coal Corp.	COM	70336T104	23	3530	SH	Sole
Paychex, Inc.	PFD	704326107	48	1885	SH	Sole
Peabody Energy Corp.	COM	704549104	39	1300	SH	Sole
Penn Virginia Resources LP	UNIT LTD PARTN	707884102	8	570	SH	Sole
Plains All American Pipeline LP	UNIT LTD PARTN	726503105	36	850	SH	Sole
Praxair, Inc.	COM	74005P104	42	585	SH	Sole
Prosperity Bancshares Inc.	COM	743606105	36	1215	SH	Sole
Realty Income Corp.	PFD	756109104	30	1360	SH	Sole
State Street Corp.	COM	857477103	44	940	SH	Sole
Sunoco Logistics Partners LP	UNIT LTD PARTN	86764L108	34	625	SH	Sole
TC Pipelines LP	UNIT LTD PARTN	87233Q108	42	1200	SH	Sole
Urstadt Biddle Properties A	COM	917286205	23	1640	SH	Sole


                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      52

Form 13F Information Table Value Total:      $1981(thousands)

List of Other Included Managers:

{None}
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